Condensed Consolidated Balance Sheets - CHF (SFr) SFr in Thousands	Sep. 30, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	SFr 4,687	SFr 5,116
Right-of-use assets	2,491	2,914
Intangible asset	50,416	50,416
Long-term financial assets	361	363
Total non-current assets	57,955	58,809
Current assets
Prepaid expenses	2,888	3,015
Accrued income	50	975
Other current receivables	4,161	428
Short-term financial assets	96,000	116,000
Cash and cash equivalents	44,503	82,216
Total current assets	147,602	202,634
Total assets	205,557	261,443
Shareholders' equity
Share capital	1,797	1,794
Share premium	431,303	431,251
Treasury shares	(124)	(124)
Currency translation differences	72
Accumulated losses	(242,994)	(200,942)
Total shareholders' equity	190,054	231,979
Non-current liabilities
Long-term lease liabilities	1,903	2,340
Net employee defined benefit liabilities		7,098
Total non-current liabilities	1,903	9,438
Current liabilities
Trade and other payables	1,519	2,003
Accrued expenses	10,976	16,736
Deferred income	524	717
Short-term lease liabilities	581	570
Total current liabilities	13,600	20,026
Total liabilities	15,503	29,464
Total shareholders' equity and liabilities	SFr 205,557	SFr 261,443